Inventories - Schedule of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Gold-in-process and stockpiles	$ 450.2	$ 375.1
Consumable stores	212.9	183.7
Total inventories	663.1	558.8
Heap leach and stockpiles inventories included in non-current assets	(141.5)	(141.0)
Total current inventories	$ 521.6	$ 417.8